Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements

Note 14Fair Value Measurements

The following tables present fair value information as of September 30, 2024 and June 24, 2024, the date of the Business Combination. The Company did not have any fair value instruments as of December 31, 2023. The Company’s financial liabilities that were accounted for at fair value on a recurring basis and that indicate the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value are as follows:

September 30, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Quantum Convertible Note, related party	$2,985,000	$—	$—	$2,985,000
ELOC	$177,000	$—	$—	$177,000
ELOC Commitment Fee Note	$495,000	$—	$—	$495,000
Additional Bridge Notes	$122,000	$—	$—	$122,000
Exchange Note	$1,851,000	$—	$—	$1,851,000
September 2024 Convertible Note	$2,000,000	$—	$—	$2,000,000

June 24, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Extension Note – Bifurcated Derivative	$33,000	$—	$—	$33,000
ELOC	$694,512	$—	$—	$694,512
Additional Bridge Notes	$466,646	$—	$—	$466,646
Exchange Note	$6,155,925	$—	$—	$6,155,925

Measurement

Quantum Convertible Note

The Company established the initial fair value for the Quantum Convertible Note as of June 25, 2024, which was the date the Quantum Convertible Note was funded. As of September 30, 2024, the fair value was remeasured. As such, the Company used the Monte Carlo model (“MCM”) that fair values the debt. The MCM was used to value the Quantum Convertible Note for the initial periods and subsequent measurement periods. The initial value in excess of proceeds on June 25, 2024, was recognized in the statement of operations under loss on issuance of financial instruments. The change in fair value between initial measurement and September 30, 2024, was recognized in the condensed consolidated statement of operations under change in fair value of financial instruments.

The Quantum Convertible Note was classified within Level 3 of the fair value hierarchy at the initial measurement date and as of September 30, 2024, due to the use of unobservable inputs. The key inputs into the MCM model for the Quantum Convertible Note were as follows at September 30, 2024 and at June 25, 2024:

	September 30, 2024	June 25, 2024
Risk-free interest rate	3.74%	5.10%
Expected term (years)	1.75	1.00
Volatility	108.00%	125.00%
Stock price	$1.49	$8.00
Debt discount rate	12.40%	37.35%

Extension Note Bifurcated Derivative

The Company established the initial fair value for the Extension Note Bifurcated Derivative as of June 24, 2024, the date the Business combination closed. As of September 30, 2024, the fair value was remeasured. As such, the Company used a Discounted Cash Flow model (“DCF”) that fair values the early termination/repayment features of the debt. The DCF was used to value the Extension Note Bifurcated Derivative for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and September 30, 2024, was recognized in the statement of operations under change in fair value of financial instruments.

The Extension Note Bifurcated Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement date, due to the use of unobservable inputs. The key inputs into the DCF model for the Extension Note Bifurcated Derivative were as follows at June 24, 2024:

June 24, 2024
CCC bond rates	14.36%
Expected term (years)	—

Additional Bridge Notes

The Company established the initial fair value for the Additional Bridge Notes as of June 24, 2024, the date the Business combination closed. As of September 30, 2024, the fair value was remeasured. As such, the Company used a MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the Additional Bridge Note for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and September 30, 2024, was recognized in the condensed consolidated statement of operations under change in fair value of financial instruments.

The Additional Bridge Notes were classified within Level 3 of the fair value hierarchy at September 30, 2024 and June 24, 2024 due to the use of unobservable inputs. The key inputs into the MCM model for the Additional Bridge Notes were as follows at September 30, 2024, and June 24, 2024:

	September 30, 2024	June 24, 2024
Risk-free interest rate	4.12%	5.42%
Expected term (years)	0.82	0.91
Volatility	141.00%	110.00%
Stock price	$1.49	$12.11
Debt discount rate	38.90%	41.12%

Exchange Note

The Company established the initial fair value for the Exchange Note as of June 24, 2024, the date the Business combination closed. As of September 30, 2024, the fair value was remeasured. As such, the Company using the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the Exchange Note for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and September 30, 2024, was recognized in the condensed consolidated statement of operations under change in fair value of financial instruments.

The Exchange Note was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of September 30, 2024 and June 24, 2024 due to the use of unobservable inputs. The key inputs into the MCM model for the Exchange Note were as follows at September 30, 2024 and June 24, 2024:

	September 30, 2024	June 24, 2024
Risk-free interest rate	3.91%	4.98%
Expected term (years)	1.23	1.32
Volatility	120.00%	110.20%
Stock price	$1.49	$12.11
Debt discount rate	45.60%	48.79%

ELOC/Equity Financing

The Company established the initial fair value for the ELOC as of June 24, 2024, the date the Business combination closed. As of September 30, 2024, the fair value was remeasured. As such, the Company used the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the ELOC for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and September 30, 2024, was recognized in the condensed consolidated statement of operations under change in fair value of financial instruments.

The ELOC was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of September 30, 2024 due to the use of unobservable inputs. The key inputs into the MCM model for the ELOC were as follows at September 30, 2024 and at June 24, 2024:

	September 30, 2024	June 24, 2024
Risk-free interest rate	3.60%	4.46%
Expected term (years)	2.76	3.00
Volatility	97.00%	105.80%
Stock price	$1.49	$12.11

ELOC Commitment Fee Note

The Company established the initial fair value for the ELOC Commitment Fee Note as of July 2, 2024. As of September 30, 2024, the fair value was remeasured. The Black-Sholes method was used to estimate the fair value of the conversion right and combined with the present value of the principal value of the ELOC Commitment Fee Note for the issuance date and subsequent measurement periods. The change in fair value between initial measurement and September 30, 2024, was recognized in the condensed consolidated statement of operations under change in fair value of financial instruments.

The ELOC Commitment Fee Note was classified within Level 3 of the fair value hierarchy at the initial measurement date and as of September 30, 2024, due to the use of unobservable inputs. The key inputs into the Black-Sholes model and the present value of the principal amount for the ELOC Commitment Fee were as follows at September 30, 2024 and at July 2, 2024:

	September 30, 2024	July 2, 2024
Risk-free interest rate	4.70%	5.50%
Expected term (years)	0.25	0.22
Volatility	159.00%	88.00%
Stock price	$1.49	$10.50
Principal discount factor	0.99	0.99

September 2024 Convertible Note

The Company established the initial fair value for the September 2024 Convertible Note as of September 30, 2024, which was the date the note was funded. The Company used a probability-weighted scenario model that accounts for three scenarios, (a) repayment in accordance with terms of the note through maturity, (b) the occurrence of a change in control, and (c) the occurrence of event of default. Under the repayment at maturity scenario, the Company considers the potential settlement value of the September 2024 Convertible Note based on the defined repayment schedule. On each repayment date, the analysis considers whether the holder would exercise its conversion option in relation to the principal to be repaid, in the event that the value obtained upon conversion would exceed the value of the cash payable per the repayment schedule. Under a default scenario, the Company estimates that the lender would recover approximately 44% of the principal outstanding. Due to the arm’s-length nature of the transaction, the note is calibrated at issuance using a discount percentage, such that the value of the note is equal to the proceeds received from the investor, and the additional instruments issued (warrants and shares of common stock) were considered equity sweeteners).

The September 2024 Convertible Note was classified within Level 3 of the fair value hierarchy at the initial measurement date, due to the use of unobservable inputs. The key inputs into the model for the September 2024 Convertible Note were as follows at September 30, 2024:

September 30, 2024
Risk-free interest rate	3.75%
Expected term (years)	1.50
Volatility	114.00%
Stock price	$1.49
Note calibration discount	18.80%

Level 3 Changes in Fair Value

The change in the fair value of the Level 3 financial liabilities for the period from June 24, 2024, through September 30, 2024 is summarized as follows:

Level 3 Changes in Fair Value of Derivatives for the Period from June 24, 2024, through September 30, 2024:

	Extension Note
	Bifurcated	Exchange	Quantum	Additional		ELOC Commitment	September 2024
	Derivative	Note	Note	Bridge Note	ELOC	Fee Note	Convertible Note	Total
Fair value as of December 31, 2023	$—	$—	$—	$—	$—	$—	$—	$—
Fair value as of June 24, 2024	33,000	6,155,925	—	466,646	694,512	—	—	7,350,083
Initial fair value of Quantum Note at June 25, 2024	—	—	4,618,234	—	—	—	—	4,618,234
Initial fair value of ELOC Commitment Fee Note	—	—	—	—	—	595,000	—	595,000
Initial fair value of September 2024 Convertible Note at September 30, 2024	—	—	—	—	—	—	2,000,000	2,000,000
Settlement of Exchange Note	(33,000)	—	—	—	—	—	—	(33,000)
Repayment on Note	—	—	—	(13,889)	—	—	—	(13,889)
Shares issued upon conversion of portion of note	—	(566,740)	—	(41,417)	—	—	—	(608,157)
Extension of ELOC Commitment Fee Note	—	—	—	—	—	(5,000)	—	(5,000)
Change in fair value	—	(3,738,185)	(1,633,234)	(289,340)	(517,512)	(95,000)	—	(6,273,271)
Fair value as of September 30, 2024	$—	$1,851,000	$2,985,000	$122,000	$177,000	$495,000	$2,000,000	$7,630,000

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to or from the various levels for the three and nine months ended September 30, 2024 and 2023.

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Fair Value Measurements

Note 9Fair Value Measurements

The following table presents fair value information as of December 31, 2023 and 2022 of the Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

December 31, 2023
	Carrying value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$—	$—	$—	$—
Total	$—	$—	$—	$—

	December 31, 2022
	Carrying value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$273,534	$—	$—	$273,534
Total	$273,534	$—	$—	$273,534

Measurement

Bridge Note Embedded Derivative

The Company established the initial fair value for the Bridge Note Embedded Derivative as of October 5, 2022, which was the date the Bridge Note was executed. As a result of the exchange agreement on November 21, 2023, the carrying balance of the Bridge note and related default interest, as well as the carrying balance of the bifurcated derivative, was offset with the fair value of the stock payable. The fair value of the Embedded Derivative was remeasured as of November 21, 2023 and December 31, 2022. As such, the Company used a Probability Weighted Expected Return Method (“PWERM”) that fair values the early termination/repayment features of the debt. The PWERM is a multi-step process in which value is estimated based on the probability-weighted present value of various future outcomes. The PWERM was used to value the Bridge Note Embedded Derivative for the initial periods and subsequent measurement periods.

The Bridge Note Embedded Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement date and as of November 21, 2023 and December 31, 2022 due to the use of unobservable inputs. The key inputs into the simulation model for the Bridge Note Embedded Derivative were as follows at November 21, 2023, December 31, 2022 and October 5, 2022:

	November 21,	December 31,	October 5,
	2023	2022	2022
CCC bond rates	—	15.09%	14.09%
Probability of early termination/repayment – BC not completed	—	5%	10%
Probability of early termination/repayment – BC completed or PIPE completed	—	95%	90%
Probability of completing a business combination by March 31, 2023	—	50%	50%
Probability of completing a business combination by June 30, 2023	—	50%	50%
Implied volatility	0.1%	6%	12%
Risk free rate	5.38%	4.76%	4.01%

The change in the fair value of the Level 3 financial liabilities for the years ended December 31, 2023 and 2022 are summarized as follows:

	December 31,	December 31,
	2023	2022
Bridge Note Embedded Derivative, Beginning Fair Value	$273,534	$—
Fair value at October 5, 2022 (Initial measurement)	—	208,803
Change in fair value	(92,449)	64,731
Derivative adjustment from the Exchange Agreement (Note 8)	(181,085)	—
Bridge Note Embedded Derivative, Ending Fair Value	$—	$273,534

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to or from the various Levels during the years ended December 31, 2023 and 2022.